Employee benefit liabilities (Details)	12 Months Ended
Dec. 31, 2024
Employee Benefit Liabilities [Line Items]
Retirement women age limit	57 years
Retirement men age limit	62 years
Bonus granted	5 years
Ecuador Retirement Plan [Member]
Employee Benefit Liabilities [Line Items]
Retirement plan services	20 years
Percentage of employee’s monthly salary	25.00%
EI Salvador Voluntary Retirement Plan [Member]
Employee Benefit Liabilities [Line Items]
Retirement plan services	2 years
Economic compensation benefit	15 days